Schedule of Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Revenue	$ 2,530	$ 6,107,106
Cost of revenue		5,058,373
Gross profit	2,530	1,048,813
Operating expenses	57,659	1,205,993
Loss from operations	(55,130)	(157,180)
Other income (expenses)	299,716	(722,057)
Net loss	$ 244,586	$ (879,237)